EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Earnings Per Share

12.	EARNINGS PER SHARE
The Company calculates basic earnings per share by dividing the net income (loss) by the weighted average number of shares of common stock outstanding for the period. The diluted earnings per share is computed by assuming the exercise, settlement, and vesting of all potential dilutive common stock equivalents outstanding for the period using the treasury stock method.
The following table sets forth a reconciliation of the numerator and denominator used to compute basic earnings and diluted per share of common stock. Basic earnings per share is applicable only for the period from January 29, 2021 through September 30, 2021, which is the period following the reorganization GGH into Greenidge (see Note 2) and presents the period that the Company had outstanding common stock.

$ in thousands, except per share amounts	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
Numerator
Net loss	$(7,896)	$(3,099)
Less: Net income attributable to the member units units before the reorganization	(648)	(648)

Net loss attributable to Greenidge	$(8,544)	$(3,747)
Denominator
Basic weighted average shares outstanding	30,116	28,949
Dilutive effect of equity awards	—	—
Dilutive effect of convertible preferred stock	—	—

Diluted weighted average shares outstanding	30,116	28,949
Loss per share
Basic	$(0.28)	$(0.13)
Diluted	$(0.28)	$(0.13)
Prior to the reorganization, there were no shares of common stock outstanding, and the LLC structure of GGH consisted of member units. The Company analyzed the calculation of earnings per unit for periods prior to the reorganization and determined that it resulted in values that would not be meaningful to the users of these condensed consolidated financial statements. Therefore, earnings per share information has not been presented for the periods during 2020.
For the three and nine months ended September 30, 2021, there was no
impact of dilution from any of the outstanding equity awards due to the Net loss, since inclusion of any impact from these awards would be antidilutive.